CONTRACT LIABILITIES	12 Months Ended
Dec. 31, 2025
Contract Liabilities
CONTRACT LIABILITIES

11 CONTRACT LIABILITIES

(a)	Contract balances

	2024	2025
	S$	S$

Contract liabilities	107,742	179,793

A contract liability is recognized if a payment is received or a payment is due (whichever is earlier) from a customer before the Group transfers the related goods or services mainly derived from the private blood banking business. Contract liabilities are recognized as revenue when the Group performs under the contract (i.e., transfers control of the related goods or services to the customer).

These liabilities are reported as contract liabilities on a contract by contract basis at the end of each reporting period. Significant changes in the contract liabilities balances during the financial year was mainly arriving from the increases due to cash received, excluding amounts recognized as revenue during the financial year.

(b)	Unsatisfied performance obligations

Management expects that the approximate transaction price allocated to unsatisfied performance obligations as at the end of the reporting periods may be recognized as revenue in the next reporting periods as follows:

	More than 1 year but less than 5 years	More than 5 years but less than 10 years	More than 10 years
	S$	S$	S$
Partially and fully unsatisfied performance obligations as at:
December 31, 2024	485,000	250,000	30,000
December 31, 2025	802,000	372,000	31,000

The management is not disclosing the transaction price allocated to unsatisfied (or partially unsatisfied) performance obligations as at December 31, 2024 and December 31, 2025 that may be recognized as revenue in the next 12 months as permitted under the IFRS 15 due to the aggregated transaction price allocated to the period of these unsatisfied contracts was one year or less, or are billed based on time incurred. These amounts do not include variable consideration, which is subject to significant risk of reversal.